Unamortized Leasing Commissions and Loan Costs	12 Months Ended
Dec. 31, 2011
Unamortized Leasing Commissions and Loan Costs [Abstract]
Other Deferred Costs Disclosures
UNAMORTIZED LEASING COMMISSIONS AND LOAN COSTS

Costs which have been deferred consist of the following (in thousands):

	December 31,
	2011	2010
Leasing commissions	$5,326	$4,971
Deferred financing costs	2,916	2,307
Total cost	8,242	7,278
Less: leasing commissions accumulated amortization	(2,861)	(2,669)
Less: deferred financing cost accumulated amortization	(1,626)	(1,011)
Total cost, net of accumulated amortization	$3,755	$3,598

     A summary of expected future amortization of deferred costs is as follows (in thousands):

Years Ended December 31,	Leasing Commissions	Deferred Financing Costs	Total
2012	$702	$716	$1,418
2013	536	488	1,024
2014	384	55	439
2015	266	30	296
2016	195	1	196
Thereafter	382	—	382
Total	$2,465	$1,290	$3,755